Segment Reporting (Details Textual) - Segment	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting (Textual)
Percentage of total revenue for major customers	10.00%	10.00%	10.00%
Number of segment	2
HyperImmune Products [Member] | AUSTRALIA
Segment Reporting (Textual)
Percentage of total revenue for major customers			64.00%
HyperImmune Products [Member] | UNITED STATES
Segment Reporting (Textual)
Percentage of total revenue for major customers			26.00%
HyperImmune Products [Member] | CANADA
Segment Reporting (Textual)
Percentage of total revenue for major customers			10.00%